BORROWINGS (Details Narrative) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Short-Term Debt [Line Items]
Weighted average interest rate	6.50%	5.00%
Inventory Pledged Financing Facility [Member]
Short-Term Debt [Line Items]
Borrowings outstanding	¥ 55.0
Inventory Pledged Financing Unused Facility [Member]
Short-Term Debt [Line Items]
Borrowings outstanding	235.0
Supplementary Agreement [Member]
Short-Term Debt [Line Items]
Payment to borrower	240.0
Debt instrument principal amount	292.0
Interest expense debt	19.3
Working Capital Facility [Member]
Short-Term Debt [Line Items]
Short-term borrowing	¥ 55.0
Inventory Pledged Financing Facility [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Monthly interest rate	4.00%
Inventory Pledged Financing Facility [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Monthly interest rate	9.00%